Putnam
New Value
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


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Fund highlights

* "The high dividends make value stocks less volatile and sometimes help to buoy them in difficult markets."

                                   -- Individual Investor, April 1999

* "With Putnam New Value Fund, we practice a more opportunistic selection strategy than is common to value funds. We are willing to consider a wide variety of large U.S. companies that the market has discounted unreasonably, confident that our rigorous financial analysis can determine which stocks are undervalued and poised to experience positive changes."

                                   -- David L. King, manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

When opportunity knocks, Putnam New Value Fund's management is quick to answer. Indeed, the fund's mission is to seek out established companies that are undervalued in the stock market but are likely in Putnam's view to achieve positive changes that can improve performance. In the wake of last fall's sharp stock market decline, several such opportunities became apparent.

While Fund Manager David King fully expects to see the fund ultimately benefit from these opportunities, he was pleasantly surprised at how quickly some of them materialized. In fact, as you will see in the following report, he is already taking profits on a few.

All future market environments will not be as favorable for your fund's investment strategy as the present one has been, of course. But Dave and his team firmly believe the fund's philosophy is sound and that it should continue to provide above-average results over the long term.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Manager
David L. King

In the first six months of Putnam New Value Fund's 1999 fiscal year, U.S. equities staged a strong recovery from their summer lows. We are pleased to report that your fund benefited considerably from this rally. By adhering to our value strategy, we were able to establish positions in high-quality companies that were deeply discounted in a market consumed with shortsighted worries. The effectiveness of this approach became apparent when many holdings experienced strong gains in the final months of 1998 and the early weeks of 1999. The overall portfolio achieved a return of 25.72% at NAV (18.51% at POP), one of its strongest six-month results ever. For more information on the fund's results over longer periods and for the results of other share classes, please turn to the performance section that begins on page 9.

* FUND WELL POSITIONED FOR MARKET'S RALLY

As the semiannual period opened on September 1, 1998, the U.S. stock market was in the midst of a retrenchment. We, the managers and analysts in Putnam's value investment team, interpreted the selling pressure as a result of investor pessimism regarding slowing economic growth abroad and Russia's currency crisis. We analyzed the stocks in our investment universe -- undervalued stocks of established companies -- and saw many buying opportunities created by the market's excessive pessimism. In our view, the global economic situation would depress short-term earnings for the many U.S. companies with global operations, but it would not cause lasting damage. With this outlook, we continued to execute the fund's tactics, which are more opportunistic than more standard value-oriented funds, and bought many stocks as they fell out of favor.

Our numerous purchases in September, when many stocks were trading at prices well below their highs of earlier in the year, put the fund in a position to benefit from the market's subsequent rise. We established unusually large overweightings in the financial and technology sectors. While we were confident in our expectations of a rebound, we did not anticipate how quickly it would occur. In late September, after identifying the possibility of a sudden credit shortfall, the Federal Reserve Board decided to initiate a series of interest-rate cuts. This unexpected policy shift bolstered investor confidence. In addition to this psychological lift, lower interest rates made stocks appear undervalued. By December, many stocks were approaching new highs and the fund benefited accordingly.

* FINANCIAL AND TECHNOLOGY STOCKS LED SURGE

Many of the fund's top-performing holdings in the period were financial and technology stocks. We had been interested in technology hardware companies in particular since the spring of 1998. Prices of many of these stocks had fallen because of slowing global demand for semiconductors.

We built positions in IBM, Texas Instruments, Motorola, and Micron Technology, a leading producer of low-cost DRAM chips. A stock such as Micron in a dynamic industry usually carries a high price and therefore rarely meets our valuation criteria. Our decision to establish positions in these stocks highlighted our willingness to consider any stocks that the market unfairly punishes.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance         25.7%

Oil and gas                    9.4%

Telecommunications             6.5%

Business equipment
and services                   5.8%

Food and beverages             5.5%

Footnote reads:
*Based on net assets as of 2/28/99. Holdings will vary over time.


When semiconductor prices unexpectedly firmed and sales of PCs remained strong, several of our tech holdings appreciated by more than 50% and allowed us to take profits on some of the positions, including Micron and Texas Instruments. While the technology stocks remaining in the portfolio, as well as others mentioned in this report, were viewed favorably at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Unlike its technology weighting, the fund's stake in financials is often near 20% because stocks of large banks and insurance companies often sell for attractive prices and pay generous dividends. During the summer, our purchases brought this sector weighting closer to 30%. Several of the financial holdings qualified as "ramp" stocks in our terminology, meaning that we expected them to recover fairly quickly from their sharp drop.

American Express was one of our major new additions and was a good example of our thinking at the time. The stock of this large multinational fell by nearly 50% during the summer because the company has sizable operations in Asia's weak economies and offers travel services throughout the world. We believed its earnings would remain largely intact, however, and at such a deep discount that it was a classic ramp stock. After a mere three months, American Express had rebounded by more than 30% and we sold the holding at a profit.

Other financial companies to which we added during the summer included Chase Manhattan Bank, Lehman Brothers Holdings, and Equitable Companies, a financial company that also owns the investment banking firm Donaldson, Lufkin & Jenrette. All three have performed well for the fund.

* RECENT TAKEOVERS ENCOURAGING FOR VALUE STOCKS

During the period, the fund continued to benefit from the increasing amount of corporate mergers. This activity set a record in 1998 with the total value of mergers rising to $1.2 trillion by some estimates, or roughly twice the previous record, which had been set in 1997. As we have mentioned in previous reports, we do not buy stocks in anticipation of mergers, but the discounted prices of the fund's holdings make many of them natural targets for acquisition by other companies.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pharmacia & Upjohn, Inc.
Pharmaceuticals

BankAmerica Corp.
Insurance and finance

Citigroup, Inc.
Insurance and finance

General Motors Corp.
Automotive

Chase Manhattan Corp.
Insurance and finance

GTE Corp.
Telecommunications

Mobil Corp.
Oil and gas

Bank One Corp.
Insurance and finance

CIGNA Corp.
Insurance and finance

American General Corp.
Insurance and finance

Footnote reads:
These holdings represent 24.3% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


In February, Transamerica Corporation, an insurance company perhaps best known for its pyramid-shaped headquarters that graces the San Francisco skyline, was acquired by Dutch life insurance company AEGON. We began to sell the fund's position as the stock price rose by roughly 25% in the wake of the announcement. Also in February, United Technologies bought fund holding Sundstrand, a smaller competitor in the aerospace components industry. Sundstrand stock surged by more than 20% on the news and we sold the position at a profit.

We believe that these two mergers indicate one way in which value stocks can close the performance gap that has separated them from growth stocks over the past few years. In both cases, the acquiring companies were larger and had enjoyed stronger stock performance. By paying a premium for their two acquisition targets, they bid up value stocks that previously had lagged.

* SIGNS OF MORE FAVORABLE CONDITIONS FOR VALUE

The fund's returns in the semiannual period, we believe, prove the merits of our investment process. While a similar rally in coming months is unlikely, we nevertheless have reasons for continued optimism. As mentioned above, merger activity is helping to restore more balance to the market. Also it seems that with Brazil's currency devaluation in February the last major emerging market has capitulated and the crisis has reached its limits.

While the world economy is suffering a slowdown of historic proportions, when recovery comes, it will boost demand for products in traditional value sectors, such as the energy, utilities, and cyclical industries. Meanwhile, the U.S. economy continues to perform well, and our investment process continues to identify undervalued companies in a wide array of industries. Over time, as these companies achieve positive changes, they should attract demand from other investors and enjoy improved performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                Class A           Class B           Class M
(inception date)               (1/3/95)          (2/26/96)         (2/26/96)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    25.72%   18.51%   25.08%   20.08%   25.31%   20.95%
------------------------------------------------------------------------------
1 year                       4.49    -1.51     3.61    -1.09     3.96     0.33
------------------------------------------------------------------------------
Life of fund               110.32    98.19   103.55   101.55   105.92    98.71
Annual average              19.62    17.92    18.68    18.40    19.01    17.99
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                             S&P 500         Consumer
                                              Index         price index
------------------------------------------------------------------------------
6 months                                      30.29%           0.80%
------------------------------------------------------------------------------
1 year                                        19.74            1.73
------------------------------------------------------------------------------
Life of fund                                 192.82           10.02
Annual average                                29.46            2.32
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             1             1            1
------------------------------------------------------------------------------
Income                          $0.131        $0.017       $0.047
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        1.246         1.246        1.246
------------------------------------------------------------------------------
Short-term                       0.070         0.070        0.070
------------------------------------------------------------------------------
 Total                          $1.447        $1.333       $1.363
------------------------------------------------------------------------------
Share value:                NAV       POP      NAV      NAV      POP
------------------------------------------------------------------------------
8/31/98                   $12.01    $12.74   $11.87   $11.93   $12.36
------------------------------------------------------------------------------
2/28/99                    13.60     14.43    13.47    13.54    14.03
-------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (1/3/95)          (2/26/96)         (2/26/96)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    22.43%   15.42%   21.96%   16.96%   22.20%   17.94%
------------------------------------------------------------------------------
1 year                       4.80    -1.25     4.00    -0.72     4.34     0.70
------------------------------------------------------------------------------
Life of fund               118.98   106.36   112.01   110.01   114.43   106.93
Annual average              20.31    18.63    19.39    19.12    19.71    18.71
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for method of performance calculation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Raytheon Co. Class A                                                                   $    9,253,125

Automotive (5.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Ford Motor Co.                                                                             14,828,125
            250,000  General Motors Corp.                                                                       20,640,625
            200,000  Lear Corp. (NON)                                                                            7,062,500
                                                                                                            --------------
                                                                                                                42,531,250

Basic Industrial Products (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Deere (John) & Co.                                                                          2,941,875
            525,000  New Holland N.V. (Netherlands)                                                              5,217,188
                                                                                                            --------------
                                                                                                                 8,159,063

Business Equipment and Services (5.8%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Avery Dennison Corp.                                                                        8,053,125
             90,000  IBM Corp.                                                                                  15,300,000
            400,000  NCR Corp. (NON)                                                                            16,375,000
            120,000  Xerox Corp.                                                                                 6,622,500
                                                                                                            --------------
                                                                                                                46,350,625

Chemicals (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Dow Chemical Co.                                                                            8,853,750
            185,000  du Pont (E.I.) de Nemours & Co., Ltd.                                                       9,492,813
                                                                                                            --------------
                                                                                                                18,346,563

Communications (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  MediaOne Group, Inc. (NON)                                                                  9,537,500

Computer Equipment (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            278,900  Compaq Computer Corp.                                                                       9,831,225
            220,000  Seagate Technology, Inc. (NON)                                                              6,366,250
                                                                                                            --------------
                                                                                                                16,197,475

Computer Services and Software (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            147,900  Computer Associates International, Inc.                                                     6,211,800

Conglomerates (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Ogden Corp.                                                                                 9,164,063

Consumer Non Durables (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Philip Morris Cos., Inc.                                                                   11,737,500

Electronics and Electrical Equipment (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Motorola, Inc.                                                                              9,835,000
             75,000  Rockwell International Corp.                                                                3,332,813
                                                                                                            --------------
                                                                                                                13,167,813

Entertainment (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Viacom, Inc. Class B (NON)                                                                 11,046,875

Food and Beverages (5.5%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  ConAgra, Inc.                                                                               9,790,625
            300,000  Nabisco Holdings Corp. Class A                                                             13,312,500
            400,000  Sara Lee Corp.                                                                             10,875,000
            190,000  The Quaker Oats Co.                                                                        10,378,750
                                                                                                            --------------
                                                                                                                44,356,875

Hospital Management and Medical Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Tenet Healthcare Corp. (NON)                                                                7,382,813

Insurance and Finance (25.7%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  American General Corp.                                                                     16,481,250
            325,000  Bank One Corp.                                                                             17,468,750
            350,000  BankAmerica Corp.                                                                          22,859,375
            400,000  Charter One Financial, Inc.                                                                11,525,000
            240,000  Chase Manhattan Corp.                                                                      19,110,000
            215,000  CIGNA Corp.                                                                                16,877,500
            383,750  Citigroup, Inc.                                                                            22,545,313
            300,000  Lehman Brothers Holding, Inc.                                                              15,900,000
            175,000  Mercantile Bancorp., Inc.                                                                   7,984,375
             80,000  Morgan (J.P.) & Co., Inc.                                                                   8,915,000
            115,000  Morgan Stanley, Dean Witter, Discover and Co.                                              10,407,500
            225,000  The Equitable Cos., Inc.                                                                   15,201,563
            115,000  Transamerica Corp.                                                                          8,344,688
            310,000  Washington Mutual, Inc.                                                                    12,400,000
                                                                                                            --------------
                                                                                                               206,020,314

Lodging (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Starwood Hotels & Resorts Worldwide, Inc.                                                  10,850,000

Medical Supplies and Devices (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Baxter International, Inc.                                                                 12,315,625

Oil and Gas (9.4%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Atlantic Richfield Co.                                                                      9,559,375
            150,001  BP Amoco PLC ADR (United Kingdom)                                                          12,750,044
            450,000  Conoco, Inc. (NON)                                                                          9,140,625
            225,000  Halliburton Co.                                                                             6,356,250
            210,000  Mobil Corp.                                                                                17,469,375
            250,000  Sonat, Inc.                                                                                 6,328,125
            150,000  Texaco, Inc.                                                                                6,984,375
            186,200  Williams Cos., Inc.                                                                         6,889,400
                                                                                                            --------------
                                                                                                                75,477,569

Packaging and Containers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            285,000  Owens-Illinois, Inc. (NON)                                                                  6,822,188

Paper and Forest Products (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            275,000  Boise Cascade Corp.                                                                         8,542,188
            450,000  Smurfit-Stone Container Corp. (NON)                                                         8,128,125
                                                                                                            --------------
                                                                                                                16,670,313

Pharmaceuticals (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  American Home Products Corp.                                                               11,900,000
            425,000  Pharmacia & Upjohn, Inc.                                                                   23,162,500
                                                                                                            --------------
                                                                                                                35,062,500

Photography (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Eastman Kodak Co.                                                                           8,273,438

Publishing (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            185,000  Times Mirror Co. Class A                                                                   10,325,313

REIT's (Real Estate Investment Trust) (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Equity Residential Properties Trust                                                         9,635,000

Retail (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  K mart Corp. (NON)                                                                         12,250,000
            250,000  Saks, Inc. (NON)                                                                            8,984,375
                                                                                                            --------------
                                                                                                                21,234,375

Specialty Consumer Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  Mattel, Inc.                                                                                8,571,875

Telecommunications (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  ALLTEL Corp.                                                                                8,981,250
            175,000  American Telephone & Telegraph Co.                                                         14,371,875
            280,000  GTE Corp.                                                                                  18,165,000
            200,000  U S West, Inc.                                                                             10,662,500
                                                                                                            --------------
                                                                                                                52,180,625

Transportation (3.6%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Burlington Northern Santa Fe Corp.                                                          9,937,500
            175,000  UAL Corp. (NON)                                                                            10,456,250
            175,000  Union Pacific Corp.                                                                         8,203,125
                                                                                                            --------------
                                                                                                                28,596,875

Utilities (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  DPL, Inc.                                                                                   9,796,875
            350,000  Entergy Corp.                                                                               9,887,500
            425,000  Potomac Electric Power Co.                                                                 10,359,375
            131,200  Sempra Energy                                                                               2,755,200
            100,000  Sprint Corp.                                                                                8,581,243
                                                                                                            --------------
                                                                                                                41,380,193
                                                                                                            --------------
                     Total Common Stocks (cost $763,464,102)                                                $  796,859,543

SHORT-TERM INVESTMENTS (0.9%) (a) (cost $7,199,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $7,199,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with Warburg Securities
                       due March 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $7,201,844
                       for an effective yield of 4.74%                                                      $    7,199,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $770,663,102) (b)                                              $  804,058,543
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $801,489,941.

  (b) The aggregate identified cost on a tax basis is $772,256,878, resulting in gross unrealized appreciation and depreciation of $96,206,647 and $64,404,982, respectively, or net unrealized appreciation of $31,801,665.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $770,663,102) (Note 1)                                            $804,058,543
-----------------------------------------------------------------------------------------------
Cash                                                                                        593
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       1,537,875
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  556,324
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        7,727,577
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,313
-----------------------------------------------------------------------------------------------
Total assets                                                                        813,883,225

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      8,182,574
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,115,097
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,361,678
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              129,376
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            21,592
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,747
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  509,391
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   65,404
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    12,393,284
-----------------------------------------------------------------------------------------------
Net assets                                                                         $801,489,941

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $742,294,788
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,001,928
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                24,797,784
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           33,395,441
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $801,489,941

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($378,854,859 divided by 27,865,643 shares)                                              $13.60
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.60)*                                  $14.43
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($384,607,285 divided by 28,548,187 shares)**                                            $13.47
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($38,027,797 divided by 2,809,159 shares)                                                $13.54
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.54)*                                  $14.03
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax $17,016)                                            $   8,191,909
-----------------------------------------------------------------------------------------------
Interest                                                                                169,291
-----------------------------------------------------------------------------------------------
Total investment income                                                               8,361,200

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,682,920
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          462,108
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        14,578
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,253
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   477,743
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,954,813
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   145,675
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              630
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  11,386
-----------------------------------------------------------------------------------------------
Registration fees                                                                           493
-----------------------------------------------------------------------------------------------
Auditing                                                                                 20,033
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,745
-----------------------------------------------------------------------------------------------
Postage                                                                                  67,814
-----------------------------------------------------------------------------------------------
Other                                                                                    79,784
-----------------------------------------------------------------------------------------------
Total expenses                                                                        5,925,975
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (83,433)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          5,842,542
-----------------------------------------------------------------------------------------------
Net investment income                                                                 2,518,658
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     26,494,615
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        152,549,617
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             179,044,232
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $181,562,890
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 28       August 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  2,518,658    $  5,004,268
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     26,494,615      85,553,702
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                      152,549,617    (199,816,929)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     181,562,890    (109,258,959)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,503,910)     (3,916,326)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (478,436)     (1,238,499)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (129,575)       (230,636)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (35,199,845)    (23,434,277)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (37,036,615)    (22,788,386)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,628,113)     (2,571,946)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (42,348,332)     22,900,880
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              59,238,064    (140,538,149)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 742,251,877     882,790,026
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,001,928 and $2,595,191, respectively)                                 $801,489,941    $742,251,877
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        February 28                                                      January 3, 1995+
operating performance                            (Unaudited)                  Year ended August 31                  to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.01           $14.63           $11.57           $10.53            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .07(c)           .13(c)           .19(c)(d)        .18(d)           .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                       2.97            (1.89)            3.10             1.82             1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.04            (1.76)            3.29             2.00             2.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.12)            (.09)            (.26)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.32)            (.74)            (.14)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.45)            (.86)            (.23)            (.96)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.60           $12.01           $14.63           $11.57           $10.53
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              25.72*          (12.83)           28.79            20.29            23.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $378,855         $350,430         $429,246          $97,718           $2,473
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .53*            1.16             1.22(d)          1.24(d)           .51*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .50*             .89             1.40(d)          2.45(d)          1.67*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              35.84*          135.56            65.38            33.57            51.07*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                        February 28                                       Feb. 26, 1996+
operating performance                                             (Unaudited)          Year ended August 31         to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.87           $14.49           $11.52           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .02(c)           .02              .09(d)           .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                        2.92            (1.86)            3.08              .56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.94            (1.84)            3.17              .66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.02)            (.04)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.32)            (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.34)            (.78)            (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.47           $11.87           $14.49           $11.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               25.08*          (13.48)           27.79             6.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $384,607         $355,743         $406,783          $94,370
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .91*            1.91             1.97(d)          1.04*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .12*             .14              .65(d)           .88*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               35.84*          135.56            65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                        February 28                                       Feb. 26,1996+
operating performance                                             (Unaudited)          Year ended August 31         to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.93           $14.55           $11.54           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .03(c)           .06              .12(d)           .11(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                        2.95            (1.87)            3.10              .57
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.98            (1.81)            3.22              .68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.05)            (.07)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.32)            (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.37)            (.81)            (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.54           $11.93           $14.55           $11.54
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               25.31*          (13.25)           28.19             6.26*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $38,028          $36,079          $46,761          $11,852
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .78*            1.66             1.72(d)           .91*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .25*             .39              .91(d)          1.05*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               35.84*          135.56            65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation by investing primarily in common stocks which are undervalued at the time of purchase.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $83,433 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,030 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $68,281 and $3,707 from the sale of class A and class M shares, respectively and $490,305 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $8,748 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $297,677,470 and $417,694,940, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,396,155       $ 32,439,482
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,817,290         36,991,059
-----------------------------------------------------------------------------
                                                 5,213,445         69,430,541

Shares
repurchased                                     (6,518,115)       (88,614,133)
-----------------------------------------------------------------------------
Net decrease                                    (1,304,670)      $(19,183,592)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,098,806       $163,135,468
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,885,194         26,185,334
-----------------------------------------------------------------------------
                                                12,984,000        189,320,802

Shares
repurchased                                    (13,151,572)      (192,472,747)
-----------------------------------------------------------------------------
Net decrease                                      (167,572)      $ (3,151,945)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,549,557       $ 34,120,325
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,652,656         34,590,607
-----------------------------------------------------------------------------
                                                 5,202,213         68,710,932

Shares
repurchased                                     (6,627,513)       (88,856,563)
-----------------------------------------------------------------------------
Net decrease                                    (1,425,300)      $(20,145,631)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,960,345       $130,890,784
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,588,207         21,917,261
-----------------------------------------------------------------------------
                                                10,548,552        152,808,045

Shares
repurchased                                     (8,645,016)      (124,152,465)
-----------------------------------------------------------------------------
Net increase                                     1,903,536       $ 28,655,580
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        175,098        $ 2,359,454
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      278,091          3,640,208
-----------------------------------------------------------------------------
                                                   453,189          5,999,662

Shares
repurchased                                       (668,972)        (9,018,771)
-----------------------------------------------------------------------------
Net decrease                                      (215,783)       $(3,019,109)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        935,359        $13,742,531
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      196,683          2,720,124
-----------------------------------------------------------------------------
                                                 1,132,042         16,462,655

Shares
repurchased                                     (1,321,863)       (19,065,410)
-----------------------------------------------------------------------------
Net decrease                                      (189,821)       $(2,602,755)
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

David L. King
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------


SA025-51063 -- 274/2BF/2BG 4/99